Treasury Shares	12 Months Ended
Dec. 31, 2023
Treasury Shares [Abstract]
Treasury Shares	Treasury Shares
Treasury shares were previously held by Connect Union for the purpose of issuing shares under 2019 Stock Incentive Plan in 2019 and 2020. All the Company’s ordinary shares held by Connect Union were surrendered to the Company in September 2021. As of December 31, 2021, 2022 and 2023, there were 2,407,091, 2,407,091 and 2,405,591 treasury shares, respectively.